Average Annual Total Returns - Alger Mid Cap Focus Fund - AC - Class Z	1 Year	Since Inception	Inception Date	Return After Taxes on Distributions 1 Year	Return After Taxes on Distributions Since Inception	Return After Taxes on Distributions and Sale of Shares 1 Year	Return After Taxes on Distributions and Sale of Shares Since Inception	Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes) 1 Year	Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	84.85%	52.10%	Jun. 14, 2019	83.97%	51.63%	50.38%	40.53%	35.59%	29.17%